Note 12 - Stock-based Compensation - Stock Options Valuation Assumptions (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2016
Risk-free interest rate	1.30%
Dividend yield	0.00%
Expected common stock market price volatility factor	0.40%
Weighted average expected life of stock options (years) (Year)	4 years